Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

Note 4: Inventories

Inventories as of December 31, 2011, and 2010 consist of the following:

	2011	2010
	(in millions)
Raw materials	$1,129	$783
Work-in-process	218	214
Finished goods	2,315	1,940

Total inventories	$3,662	$2,937